Share-based compensation - 2020 Plan (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024	Mar. 31, 2023
Share-based compensation
Number of shares repurchased under repurchase programs		9,667,230
Share-based compensation expenses			$ 3,840,000	$ 2,453,000	$ 9,676,000
Interest on equity	$ (271,000)		$ (974,000)	$ (271,000)
Terminated plans
Share-based compensation
Common shares reserved for future issuance		21,039,742
Number of restricted share vested			0	0	320,000
Number of restricted share forfeited			0	0	0
Number of restricted share unvested			0
Share-based compensation expenses			$ 0	$ 0	$ 352,000
2020 Incentive Plan
Share-based compensation
Number of shares available for grant	16,581,260	31,000,000	9,435,550	16,581,260		61,525,345	46,561,200
Common shares reserved for future issuance		293,028
Future forfeitures rate			25.00%
2020 Incentive Plan | Tranche One | Restricted shares units
Share-based compensation
Vesting period			2 years
Percent of Vesting			0.50%
2020 Incentive Plan | Tranche Two | Restricted shares units
Share-based compensation
Vesting period			3 years
Percent of Vesting			0.33%
2020 Incentive Plan | Tranche Three | Restricted shares units
Share-based compensation
Percent of Vesting			0.67%
2020 Incentive Plan | Tranche Four | Restricted shares units
Share-based compensation
Percent of Vesting			0.33%
2020 Incentive Plan | Tranche Five | Restricted shares units
Share-based compensation
Vesting period			5 years
Percent of Vesting			0.20%
2020 Incentive Plan | Tranche Six | Restricted shares units
Share-based compensation
Percent of Vesting			0.1667%
2020 Incentive Plan | Tranche Seven | Restricted shares units
Share-based compensation
Vesting period			3 years
Shenzhen Onething 2024 share incentive plan
Share-based compensation
Percentage of equity interest allocated	30.00%		30.00%	30.00%
Share-based compensation expenses			$ 0
Interest on equity	$ 0		0	$ 0
Total unrecognised share-based compensation	$ 11,132,100		$ 18,960,000	$ 11,132,100